Commitments and Contingencies	12 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows. The Company currently does not have any material legal proceedings.

Lease commitment

The Company’s VIE’s subsidiary Taizhou Zhongjin, leases a factory building as the manufacturing plant and administrative office and it also leases apartments as dormitories for its workers, and Changzhou Zhongjin leases apartments as dormitories for its workers, and Zhongjin Jing’ao leases an office as an administrative office. These non-cancelable operating lease agreements have various expiration dates between 2022 and 2037. On April 20, 2014, Taizhou Zhongjin signed a lease agreement with the landlord to lease a factory building for 20 years, with annual rent of approximately $39,000 (RMB 250,000). Taizhou Zhongjin invested a total of approximately $0.79 million (RMB 5 million) in leasehold improvements to the leased factory. Pursuant to the lease agreement, the annual rent expense was waived by the landlord to offset against the leasehold improvements until the end of the lease.

Rent expense for the years ended September 30, 2023, 2022 and 2021 was $24,099, $74,536 and $82,906, respectively.

As of September 30, 2023, the Company was obligated under operating leases for minimum rentals as follows:

For the Twelve Months Ending September 30,
2024	$4,936
2025	165
2026	165
2027	165
2028	165
Thereafter	1,522
$7,118